Reserves - Disclosure of Restricted Share Units Reserve (Detail) - RSU [member]	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of restricted share units reserve [line items]
Beginning balance | shares	370,258	366,323
Granted | shares	96,680	132,960
Released | shares	(116,880)	(128,405)
Forfeited | shares		(620)
Ending balance | shares	350,058	370,258
Weighted Average Intrinsic Value,Beginning Balance | $	$ 22.40	$ 21.67
Weighted Average Intrinsic Value,Granted | $	39.95	24.26
Weighted Average Intrinsic Value,Released | $	24.09	22.25
Weighted Average Intrinsic Value, Forfeited | $		24.11
Weighted Average Intrinsic Value, Ending Balance | $	$ 26.69	$ 22.40